Insurance Contracts - Summary of Insurance Contracts for General Account (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]	Dec. 31, 2017
Disclosure of insurance contracts for general account [Line Items]
- Unearned premiums and unexpired risks	€ 6,002	€ 5,341
- Outstanding claims	2,417	2,338
- Incurred but not reported claims	772	820
Incoming reinsurance	4,385	4,377
- Accident and health insurance	123,454	115,328	[1]	€ 110,848
Non-life insurance [member]
Disclosure of insurance contracts for general account [Line Items]
- Accident and health insurance	9,190	8,499				€ 8,484
Non-life insurance [member] | Accident and health insurance [member]
Disclosure of insurance contracts for general account [Line Items]
- Accident and health insurance	8,955	8,247
Non-life insurance [member] | General insurance [member]
Disclosure of insurance contracts for general account [Line Items]
- Accident and health insurance	235	252
Life insurance general account [member]
Disclosure of insurance contracts for general account [Line Items]
- Accident and health insurance	€ 109,879	€ 102,452				€ 98,452

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.